Summary Prospectus May 1, 2015

Franklin Mutual Shares
VIP Fund

Franklin Templeton Variable Insurance Products Trust   |   Class 1

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information and other information about the Fund online at franklintempleton.com/ftviptfunds. You can also get this information at no cost by calling 1-888-FRANKLIN or by sending an e-mail request to FTVIPTprospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated May 1, 2015, as may be amended from time to time, are incorporated by reference into this Summary prospectus, which means that they are legally a part of this Summary prospectus. Shares of the insurance funds of Franklin Templeton Variable Insurance Products Trust are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts to serve as the underlying investment vehicles for variable contracts; (2) certain qualified plans; and (3) other mutual funds (fund of funds). This Summary prospectus is not intended for use by other investors. Please check with your insurance company for availability. Please read this Summary prospectus together with your variable annuity or variable life insurance product prospectus.

Investment Goal

Capital appreciation. Its secondary goal is income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management fees[1]	0.68%
Distribution and service (12b-1) fees	None
Other expenses[1]	0.05%
Total annual Fund operating expenses	0.73%

1. Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the Fund's investment management agreement with its fund administration agreement effective May 1, 2014. Such combined investment management fees are described further under "Management" in the Fund's prospectus. Total annual fund operating expenses are not affected by such bundling.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$ 75	$ 233	$ 406	$ 906

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21.33% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests primarily in equity securities (including securities convertible into, or that the investment manager expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the investment manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund invests primarily in undervalued securities (securities trading at a discount to intrinsic value). The equity securities in which the Fund invests are primarily common stock. To a lesser extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies.

The Fund may invest a significant portion of its assets (up to 35%) in foreign securities, which may include sovereign debt and participations in foreign government debt.

The Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, the Fund generally invests the equity portion of its portfolio primarily to predominantly in companies with market capitalizations greater than $5 billion, with a portion or significant amount in smaller companies.

The Fund regularly attempts to hedge (protect) against currency risks, largely using currency forward contracts and currency futures contracts (including currency index futures contracts) when, in the investment manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivatives.

Portfolio Selection

The investment manager employs a research driven, fundamental value strategy for the Fund. Investments are generally selected based on the investment manager's own analysis of the security's intrinsic value, including for equity securities, an analysis of book value, cash flow potential, long-term earnings and multiples of earnings. The investment manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market   The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Value Style Investing   A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Foreign Securities   Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Smaller and Midsize Companies   Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform.

Merger Arbitrage Securities and Distressed Companies   A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the Fund invests in merger arbitrage securities may not be completed on the terms or within the time frame contemplated, which may result in losses to the Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default and are generally more likely to become worthless than the securities of more financially stable companies.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 1 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

Annual Total Returns

Best Quarter:	Q2'09	16.28%
Worst Quarter:	Q4'08	-21.06%
As of March 31, 2015, the Fund's year-to-date return was 2.31%.

Average Annual Total Returns

For the periods ended December 31, 2014

	1 Year	5 Years	10 Years
Franklin Mutual Shares VIP Fund - Class 1	7.38%	11.83%	6.64%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	13.69%	15.46%	7.68%

Investment Manager

Franklin Mutual Advisers, LLC (Franklin Mutual)

Portfolio Managers

Peter A. Langerman   Chairman, President and Chief Executive Officer of Franklin Mutual and portfolio manager of the Fund since 2005.

F. David Segal, CFA   Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since 2002.

Debbie A. Turner, CFA   Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since 2001.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies’ separate accounts (Insurers) to fund variable annuity or variable life insurance contracts and to qualified plans. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other mutual funds, either as underlying funds in a fund of funds or in other structures. In addition, Fund shares are held by a limited number of Insurers, qualified retirement plans and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, qualified retirement plans or funds of funds could reduce Fund assets, causing total Fund expenses to become higher than the numbers shown in the fees and expenses table above.

The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds are included in those funds' prospectuses. The terms of offering of qualified retirement plans are described in their disclosure documents. Investors should consult the variable contract prospectus, fund of fund prospectus, or plan disclosure documents for more information on fees and expenses imposed by variable insurance contracts, funds of funds or qualified retirement plans, respectively.

Taxes

Because shares of the Fund are generally purchased through variable annuity contracts or variable life insurance contracts, the Fund's distributions (which the Fund expects, based on its investment goals and strategies to consist of ordinary income, capital gains or some combination of both) will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies and Other Financial Intermediaries

The Fund or its distributor (and related companies) may pay broker/dealers or other financial intermediaries (such as banks and insurance companies, or their related companies) for the sale and retention of variable contracts which offer Fund shares and/or for other services. These payments may create a conflict of interest for a financial intermediary, or may be a factor in the insurance company's decision to include the Fund as an investment option in its variable contract. For more information, ask your financial advisor, visit your financial intermediary's website, or consult the variable contract prospectus or this Fund's prospectus.

Investment Company Act file #811-05583 © 2015 Franklin Templeton Investments. All rights reserved.	743 PSUM 05/15

Summary Prospectus May 1, 2015

Franklin Mutual Shares
VIP Fund

Franklin Templeton Variable Insurance Products Trust   |   Class 2

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information and other information about the Fund online at franklintempleton.com/ftviptfunds. You can also get this information at no cost by calling 1-888-FRANKLIN or by sending an e-mail request to FTVIPTprospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated May 1, 2015, as may be amended from time to time, are incorporated by reference into this Summary prospectus, which means that they are legally a part of this Summary prospectus. Shares of the insurance funds of Franklin Templeton Variable Insurance Products Trust are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts to serve as the underlying investment vehicles for variable contracts; (2) certain qualified plans; and (3) other mutual funds (fund of funds). This Summary prospectus is not intended for use by other investors. Please check with your insurance company for availability. Please read this Summary prospectus together with your variable annuity or variable life insurance product prospectus.

Investment Goal

Capital appreciation. Its secondary goal is income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class 2
Management fees[1]	0.68%
Distribution and service (12b-1) fees	0.25%
Other expenses[1]	0.05%
Total annual Fund operating expenses	0.98%

1. Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the Fund's investment management agreement with its fund administration agreement effective May 1, 2014. Such combined investment management fees are described further under "Management" in the Fund's prospectus. Total annual fund operating expenses are not affected by such bundling.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 2	$ 100	$ 312	$ 542	$ 1,201

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21.33% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests primarily in equity securities (including securities convertible into, or that the investment manager expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the investment manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund invests primarily in undervalued securities (securities trading at a discount to intrinsic value). The equity securities in which the Fund invests are primarily common stock. To a lesser extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies.

The Fund may invest a significant portion of its assets (up to 35%) in foreign securities, which may include sovereign debt and participations in foreign government debt.

The Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, the Fund generally invests the equity portion of its portfolio primarily to predominantly in companies with market capitalizations greater than $5 billion, with a portion or significant amount in smaller companies.

The Fund regularly attempts to hedge (protect) against currency risks, largely using currency forward contracts and currency futures contracts (including currency index futures contracts) when, in the investment manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivatives.

Portfolio Selection

The investment manager employs a research driven, fundamental value strategy for the Fund. Investments are generally selected based on the investment manager's own analysis of the security's intrinsic value, including for equity securities, an analysis of book value, cash flow potential, long-term earnings and multiples of earnings. The investment manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market   The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Value Style Investing   A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Foreign Securities   Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Smaller and Midsize Companies   Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform.

Merger Arbitrage Securities and Distressed Companies   A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the Fund invests in merger arbitrage securities may not be completed on the terms or within the time frame contemplated, which may result in losses to the Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default and are generally more likely to become worthless than the securities of more financially stable companies.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 2 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

Annual Total Returns

Best Quarter:	Q2'09	16.20%
Worst Quarter:	Q4'08	-21.10%
As of March 31, 2015, the Fund's year-to-date return was 2.21%.

Average Annual Total Returns

For the periods ended December 31, 2014

	1 Year	5 Years	10 Years
Franklin Mutual Shares VIP Fund - Class 2	7.12%	11.55%	6.37%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	13.69%	15.46%	7.68%

Investment Manager

Franklin Mutual Advisers, LLC (Franklin Mutual)

Portfolio Managers

Peter A. Langerman   Chairman, President and Chief Executive Officer of Franklin Mutual and portfolio manager of the Fund since 2005.

F. David Segal, CFA   Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since 2002.

Debbie A. Turner, CFA   Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since 2001.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies’ separate accounts (Insurers) to fund variable annuity or variable life insurance contracts and to qualified plans. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other mutual funds, either as underlying funds in a fund of funds or in other structures. In addition, Fund shares are held by a limited number of Insurers, qualified retirement plans and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, qualified retirement plans or funds of funds could reduce Fund assets, causing total Fund expenses to become higher than the numbers shown in the fees and expenses table above.

The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds are included in those funds' prospectuses. The terms of offering of qualified retirement plans are described in their disclosure documents. Investors should consult the variable contract prospectus, fund of fund prospectus, or plan disclosure documents for more information on fees and expenses imposed by variable insurance contracts, funds of funds or qualified retirement plans, respectively.

Taxes

Because shares of the Fund are generally purchased through variable annuity contracts or variable life insurance contracts, the Fund's distributions (which the Fund expects, based on its investment goals and strategies to consist of ordinary income, capital gains or some combination of both) will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies and Other Financial Intermediaries

The Fund or its distributor (and related companies) may pay broker/dealers or other financial intermediaries (such as banks and insurance companies, or their related companies) for the sale and retention of variable contracts which offer Fund shares and/or for other services. These payments may create a conflict of interest for a financial intermediary, or may be a factor in the insurance company's decision to include the Fund as an investment option in its variable contract. For more information, ask your financial advisor, visit your financial intermediary's website, or consult the variable contract prospectus or this Fund's prospectus.

Investment Company Act file #811-05583 © 2015 Franklin Templeton Investments. All rights reserved.	744 PSUM 05/15

Summary Prospectus May 1, 2015

Franklin Mutual Shares
VIP Fund

Franklin Templeton Variable Insurance Products Trust   |   Class 4

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information and other information about the Fund online at franklintempleton.com/ftviptfunds. You can also get this information at no cost by calling 1-888-FRANKLIN or by sending an e-mail request to FTVIPTprospectus@franklintempleton.com. The Fund’s prospectus and statement of additional information, both dated May 1, 2015, as may be amended from time to time, are incorporated by reference into this Summary prospectus, which means that they are legally a part of this Summary prospectus. Shares of the insurance funds of Franklin Templeton Variable Insurance Products Trust are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts to serve as the underlying investment vehicles for variable contracts; (2) certain qualified plans; and (3) other mutual funds (fund of funds). This Summary prospectus is not intended for use by other investors. Please check with your insurance company for availability. Please read this Summary prospectus together with your variable annuity or variable life insurance product prospectus.

Investment Goal

Capital appreciation. Its secondary goal is income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class 4
Management fees[1]	0.68%
Distribution and service (12b-1) fees	0.35%
Other expenses[1]	0.05%
Total annual Fund operating expenses	1.08%

1. Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the Fund's investment management agreement with its fund administration agreement effective May 1, 2014. Such combined investment management fees are described further under "Management" in the Fund's prospectus. Total annual fund operating expenses are not affected by such bundling.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 4	$ 110	$ 343	$ 595	$ 1,317

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21.33% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests primarily in equity securities (including securities convertible into, or that the investment manager expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the investment manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund invests primarily in undervalued securities (securities trading at a discount to intrinsic value). The equity securities in which the Fund invests are primarily common stock. To a lesser extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies.

The Fund may invest a significant portion of its assets (up to 35%) in foreign securities, which may include sovereign debt and participations in foreign government debt.

The Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, the Fund generally invests the equity portion of its portfolio primarily to predominantly in companies with market capitalizations greater than $5 billion, with a portion or significant amount in smaller companies.

The Fund regularly attempts to hedge (protect) against currency risks, largely using currency forward contracts and currency futures contracts (including currency index futures contracts) when, in the investment manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivatives.

Portfolio Selection

The investment manager employs a research driven, fundamental value strategy for the Fund. Investments are generally selected based on the investment manager's own analysis of the security's intrinsic value, including for equity securities, an analysis of book value, cash flow potential, long-term earnings and multiples of earnings. The investment manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market   The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Value Style Investing   A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Foreign Securities   Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Smaller and Midsize Companies   Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform.

Merger Arbitrage Securities and Distressed Companies   A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the Fund invests in merger arbitrage securities may not be completed on the terms or within the time frame contemplated, which may result in losses to the Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default and are generally more likely to become worthless than the securities of more financially stable companies.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 4 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

Annual Total Returns

Best Quarter:	Q2'09	16.15%
Worst Quarter:	Q4'08	-21.12%
As of March 31, 2015, the Fund's year-to-date return was 2.20%.

Average Annual Total Returns

For the periods ended December 31, 2014

	1 Year	5 Years	10 Years
Franklin Mutual Shares VIP Fund - Class 4	7.04%	11.44%	6.38%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	13.69%	15.46%	7.68%

Historical performance for Class 4 shares prior to their inception in 2008 is based on the performance of Class 1 shares, which do not assess a rule 12b-1 plan fee.

Investment Manager

Franklin Mutual Advisers, LLC (Franklin Mutual)

Portfolio Managers

Peter A. Langerman   Chairman, President and Chief Executive Officer of Franklin Mutual and portfolio manager of the Fund since 2005.

F. David Segal, CFA   Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since 2002.

Debbie A. Turner, CFA   Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since 2001.

Purchase and Sale of Fund Shares

Shares of the Fund are sold to insurance companies’ separate accounts (Insurers) to fund variable annuity or variable life insurance contracts and to qualified plans. Insurance companies offer variable annuity and variable life insurance products through separate accounts. Shares of the Fund may also be sold to other mutual funds, either as underlying funds in a fund of funds or in other structures. In addition, Fund shares are held by a limited number of Insurers, qualified retirement plans and, when applicable, funds of funds. Substantial withdrawals by one or more Insurers, qualified retirement plans or funds of funds could reduce Fund assets, causing total Fund expenses to become higher than the numbers shown in the fees and expenses table above.

The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus. The terms of offerings of funds of funds are included in those funds' prospectuses. The terms of offering of qualified retirement plans are described in their disclosure documents. Investors should consult the variable contract prospectus, fund of fund prospectus, or plan disclosure documents for more information on fees and expenses imposed by variable insurance contracts, funds of funds or qualified retirement plans, respectively.

Taxes

Because shares of the Fund are generally purchased through variable annuity contracts or variable life insurance contracts, the Fund's distributions (which the Fund expects, based on its investment goals and strategies to consist of ordinary income, capital gains or some combination of both) will be exempt from current taxation if left to accumulate within the variable contract. You should refer to your contract prospectus for more information on these tax consequences.

Payments to Sponsoring Insurance
Companies and Other Financial Intermediaries

The Fund or its distributor (and related companies) may pay broker/dealers or other financial intermediaries (such as banks and insurance companies, or their related companies) for the sale and retention of variable contracts which offer Fund shares and/or for other services. These payments may create a conflict of interest for a financial intermediary, or may be a factor in the insurance company's decision to include the Fund as an investment option in its variable contract. For more information, ask your financial advisor, visit your financial intermediary's website, or consult the variable contract prospectus or this Fund's prospectus.

Investment Company Act file #811-05583 © 2015 Franklin Templeton Investments. All rights reserved.	737 PSUM 05/15